Document and Entity Information	May 31, 2023
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	May 31, 2023
Entity Registrant Name	Calyxt, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38161
Entity Tax Identification Number	27-1967997
Entity Address, Address Line One	6455 Nancy Ridge Drive
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	450-0008
Entity Information, Former Legal or Registered Name	Calyxt, Inc.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	CBUS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001705843
Amendment Flag	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	2800 Mount Ridge Road
Entity Address, City or Town	Roseville
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55113-1127